Derivative Instruments and Fair Value Measurements (Details 1) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Margin Accounts [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)	$ 1,782,926	$ 1,062,439
Margin Accounts [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)	1,782,926	1,062,439
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)	(112,124)	(94,882)
Interest Rate Swap [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)	(112,124)	(94,882)
Forward Rreight Agreements [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)	(225,355)	944,225
Forward Rreight Agreements [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)	(225,355)	944,225
Fuel Swap Contracts [Member] | Fuel [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)	(1,146,230)	(209,506)
Fuel Swap Contracts [Member] | Fuel [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)	$ (1,146,230)	$ (209,506)